Annual Fund Operating Expenses - Class A C Shares - Federated Hermes US SMID Fund	Aug. 31, 2021
A
Operating Expenses:
Management Fee	0.75%
Distribution (12b-1) Fee	none	[1]
Other Expenses	1.23%	[2]
Total Annual Fund Operating Expenses	1.98%
Fee Waivers and/or Expense Reimbursements	(0.90%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.08%
C
Operating Expenses:
Management Fee	0.75%
Distribution (12b-1) Fee	0.75%
Other Expenses	1.23%	[2]
Total Annual Fund Operating Expenses	2.73%
Fee Waivers and/or Expense Reimbursements	(0.90%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.83%

[1]	The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.05%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses, and proxy-related expenses, paid by the Fund, if any) paid by the Fund’s A class and C class (after the voluntary waivers and/or reimbursements) will not exceed 1.08% and 1.83% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) September 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these additional arrangements prior to the Termination Date, these additional arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.